Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2019
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(14)	Regulatory Capital Requirements

Banks and thrifts and their holding companies are subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can result in regulatory action.  The final rules implementing Basel Committee on Banking Supervision’s capital guidelines for U.S. banks (Basel III rules) became effective for the Company on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule, and became fully phased in on January 1, 2019.  The capital rules include a capital conservation buffer that is designed to absorb losses during periods of economic stress and to require increased capital levels before capital distributions and certain other payments can be made.  Failure to meet the full amount of the buffer will result in restrictions on the Company’s ability to make capital distributions, including dividend payments and stock repurchases, and to pay discretionary bonuses to executive officers.  The buffer was fully implemented at 2.5% as of January 1, 2019.  As of December 31, 2019, the Company and Bank meet all capital adequacy requirements to which they are subject.

Prompt corrective action regulations, to which banks, but not their holding companies, are subject, provide five classifications:  well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition.  If a bank is not classified as well capitalized, regulatory approval is required to accept brokered deposits.  If a bank is undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.  The federal banking agencies are required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution or its holding company.  Such actions could have a direct material effect on an institution’s or its holding company’s financial statements.  As of December 31, 2019 and December 31, 2018, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The following is a summary of actual capital amounts and ratios as of December 31, 2019 and 2018, for Trustco Bank:

	As of December 31, 2019		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$516,775	9.940%	5.000%	4.000%
Common equity Tier 1 capital	516,775	18.412	6.500	7.000
Tier 1 risk-based capital	516,775	18.412	8.000	8.500
Total risk-based capital	551,975	19.666	10.000	10.500

	As of December 31, 2018		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$484,581	9.767%	5.000%	4.000%
Common equity Tier 1 capital	484,581	18.233	6.500	6.380
Tier 1 risk-based capital	484,581	18.233	8.000	7.880
Total risk-based capital	517,948	19.489	10.000	9.880

The following is a summary of actual capital amounts and ratios as of December 31, 2019 and 2018 for TrustCo on a consolidated basis.

	As of December 31, 2019		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$533,243	10.254%	4.000%
Common equity Tier 1 capital	533,243	18.988	7.000
Tier 1 risk-based capital	533,243	18.988	8.500
Total risk-based capital	568,463	20.242	10.500

	As of December 31, 2018		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$499,626	10.129%	4.000%
Common equity Tier 1 capital	499,626	18.790	6.380
Tier 1 risk-based capital	499,626	18.790	7.880
Total risk-based capital	533,009	20.046	9.880

(1)	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
(2)	The December 31, 2019 and 2018 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent, and 1.88 percent repectively.